Components Of Restructuring Charges By Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 31, 2011	Oct. 01, 2011	Oct. 02, 2010
Restructuring Cost and Reserve [Line Items]
Severance & termination benefits	$ 1	$ 1	$ 4	$ 4	$ 7		$ 11	$ 7
Facility exit costs		1	2	2	4		10	15
Asset impairment		1		20	20		200	19
Non-cash asset impairment					20	35	35	19
Total	1	3	6	26	31		56	41
Rigid Open Top
Restructuring Cost and Reserve [Line Items]
Severance & termination benefits			1				2
Facility exit costs								2
Total			1				2	2
Rigid Closed Top
Restructuring Cost and Reserve [Line Items]
Severance & termination benefits	1		2	2	3		3
Facility exit costs		1	1	1	2		1	3
Asset impairment		1		4
Non-cash asset impairment					4		4
Total	1	2	3	7	9		8	3
Engineered Materials
Restructuring Cost and Reserve [Line Items]
Severance & termination benefits		1	1	2	4		2
Facility exit costs				1	2		7	4
Asset impairment				16
Non-cash asset impairment					16		22	9
Total		1	1	19	22		31	13
Flexible Packaging
Restructuring Cost and Reserve [Line Items]
Severance & termination benefits							4	7
Facility exit costs			1				2	6
Non-cash asset impairment							9	10
Total			$ 1				$ 15	$ 23